Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

ENERGY SERVICES OF AMERICA STAFF 401K RETIREMENT SAVINGS PLAN

EIN: 20-4606266, Plan Number 002

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

For the Year Ended December 31, 2025

	Participant Contributions	Total that Constitutes Nonexempt Prohibited
	Transferred Late to the Plan	Transactions
				Contributions	Total Fully
	Check here if Late Participant		Contributions	Pending	Corrected
	Loan Repayments are	Contributions	Corrected	Correction in	Under VFCP
	included	Not Corrected	Outside VFCP	VFCP	and PTE 2002-51

Participant Contributions Transferred Late to the Plan for the Year ended December 31, 2024	x	$—	$242,618	$—	$—
Participant Contributions Transferred Late to the Plan for the Year ended December 31, 2025	x	$—	$127,770	$—	$—

See the Accompanying Report of Independent Registered Public Accounting Firm